CONSOLIDATING FINANCIAL STATEMENTS - CONSOLIDATED STATEMENTS OF CASH FLOWS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 233,315	$ 221,349	$ 172,521
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	210,703	123,257	128,646
Provision for impairment on real estate properties	17,681	3,660	415
Provisions for uncollectible mortgages, notes and accounts receivable	7,871	2,723	2,141
Amortization of deferred financing costs and refinancing costs	35,827	7,500	(8,333)
Accretion of direct financing leases	(11,007)	(9,787)	(770)
Stock-based compensation	11,133	8,592	5,942
Gain on assets sold - net	(6,353)	(2,863)	1,151
Amortization of acquired in-place leases - net	(13,846)	(4,986)	(5,083)
Change in operating assets and liabilities - net of amounts assumed/acquired:
Accounts receivable, net	248	(2,264)	867
Straight-line rent receivables	(36,057)	(20,956)	(26,899)
Lease inducements	994	2,656	3,080
Effective yield receivable on mortgage notes	(4,065)	(2,878)	(1,757)
Other operating assets and liabilities	17,441	11,537	8,028
Net cash provided by operating activities	463,885	337,540	279,949
Cash flows from investing activities
Acquisition of real estate - net of liabilities assumed and escrows acquired	(294,182)	(131,689)	(32,515)
Cash acquired in merger	84,858
Investment in construction in progress	(164,226)
Investment in direct financing leases	(6,793)		(528,675)
Placement of mortgage loans	(14,042)	(529,548)	(3,378)
Proceeds from sale of real estate investments	41,543	4,077	2,292
Capital improvements to real estate investments	(26,397)	(17,917)	(31,347)
Proceeds from other investments	45,871	13,589	30,962
Investments in other investments	(65,402)	(9,441)	(36,655)
Collection of mortgage principal	1,359	122,984	485
Net cash used in investing activities	(397,411)	(547,945)	(598,831)
Cash flows from financing activities
Proceeds from credit facility borrowings	1,826,000	900,000	511,000
Payments on credit facility borrowings	(1,681,000)	(1,141,000)	(343,000)
Receipts of other long-term borrowings	1,838,124	842,148	159,355
Payments of other long-term borrowings	(2,187,314)	(242,544)	(114,642)
Payments of financing related costs	(54,721)	(17,716)	(3,234)
Receipts from dividend reinvestment plan	150,847	71,487	55,825
Payments for exercised options and restricted stock - net	(26,706)	(3,577)	(5,774)
Net proceeds from issuance of common stock	439,322	61,981	278,373
Dividends paid	(358,232)	(258,501)	(218,116)
Distributions to OP Unit Holders	(11,636)
Net cash (used in) provided by financing activities	(65,316)	212,278	319,787
(Decrease) increase in cash and cash equivalents	1,158	1,873	905
Effect of foreign currency translation on cash and cash equivalents	(223)
Cash and cash equivalents at beginning of year	4,489	2,616	1,711
Cash and cash equivalents at end of year	5,424	4,489	2,616
Issuer & Subsidiary Guarantors
Cash flows from operating activities
Net income	233,315	221,349	172,521
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	194,328	119,367	124,834
Provision for impairment on real estate properties	17,681	3,660	415
Provisions for uncollectible mortgages, notes and accounts receivable	7,871	2,723	2,141
Amortization of deferred financing costs and refinancing costs	35,806	7,479	(8,349)
Accretion of direct financing leases	(11,007)	(9,787)	(770)
Stock-based compensation	11,133	8,592	5,942
Gain on assets sold - net	(6,353)	(2,863)	1,151
Amortization of acquired in-place leases - net	(13,846)	(4,986)	(5,083)
Change in operating assets and liabilities - net of amounts assumed/acquired:
Accounts receivable, net	248	(2,264)	867
Straight-line rent receivables	(31,237)	(20,164)	(25,901)
Lease inducements	994	2,656	3,080
Effective yield receivable on mortgage notes	(4,065)	(2,878)	(1,757)
Other operating assets and liabilities	10,550	11,089	10,566
Net cash provided by operating activities	445,418	333,973	279,657
Cash flows from investing activities
Acquisition of real estate - net of liabilities assumed and escrows acquired	(116,698)	(131,689)	(32,515)
Cash acquired in merger	84,858
Investment in construction in progress	(164,226)
Investment in U.K. subsidiary	(166,082)
Investment in direct financing leases	(6,793)		(528,675)
Placement of mortgage loans	(14,042)	(529,548)	(3,378)
Proceeds from sale of real estate investments	41,543	4,077	2,292
Capital improvements to real estate investments	(24,599)	(15,525)	(31,347)
Proceeds from other investments	45,871	13,589	30,962
Investments in other investments	(65,402)	(9,441)	(36,655)
Collection of mortgage principal	1,359	122,984	485
Net cash used in investing activities	(384,211)	(545,553)	(598,831)
Cash flows from financing activities
Proceeds from credit facility borrowings	1,826,000	900,000	511,000
Payments on credit facility borrowings	(1,681,000)	(1,141,000)	(343,000)
Receipts of other long-term borrowings	1,838,124	842,148	159,355
Payments of other long-term borrowings	(2,186,102)	(241,369)	(114,350)
Payments of financing related costs	(54,721)	(17,716)	(3,234)
Receipts from dividend reinvestment plan	150,847	71,487	55,825
Payments for exercised options and restricted stock - net	(26,706)	(3,577)	(5,774)
Net proceeds from issuance of common stock	439,322	61,981	278,373
Dividends paid	(358,232)	(258,501)	(218,116)
Distributions to OP Unit Holders	(11,636)
Net cash (used in) provided by financing activities	(64,104)	213,453	320,079
(Decrease) increase in cash and cash equivalents	(2,897)	1,873	905
Cash and cash equivalents at beginning of year	4,489	2,616	1,711
Cash and cash equivalents at end of year	1,592	4,489	2,616
Non - Guarantor Subsidiaries
Cash flows from operating activities
Net income	10,610	3,142	2,784
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	16,375	3,890	3,812
Amortization of deferred financing costs and refinancing costs	21	21	16
Change in operating assets and liabilities - net of amounts assumed/acquired:
Straight-line rent receivables	(4,820)	(792)	(998)
Other operating assets and liabilities	(3,719)	(2,694)	(5,322)
Net cash provided by operating activities	18,467	3,567	292
Cash flows from investing activities
Acquisition of real estate - net of liabilities assumed and escrows acquired	(177,484)
Investment in U.K. subsidiary	166,082
Capital improvements to real estate investments	(1,798)	(2,392)
Net cash used in investing activities	(13,200)	(2,392)
Cash flows from financing activities
Payments of other long-term borrowings	(1,212)	(1,175)	(292)
Net cash (used in) provided by financing activities	(1,212)	(1,175)	(292)
(Decrease) increase in cash and cash equivalents	4,055
Effect of foreign currency translation on cash and cash equivalents	(223)
Cash and cash equivalents at end of year	3,832
Elimination Company
Cash flows from operating activities
Net income	(10,610)	(3,142)	(2,784)
Change in operating assets and liabilities - net of amounts assumed/acquired:
Other operating assets and liabilities	$ 10,610	$ 3,142	$ 2,784